Intangible assets and goodwill - Business combinations and goodwill (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Jan. 27, 2022 USD ($) $ / shares	Jan. 25, 2022 item	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Acquisition of game development studios
Number of game development studios acquired | item		3
Incremental borrowing rate						3.00%
MX Capital Ltd
Acquisition of game development studios
Percentage of voting interest acquired		48.80%
Castcrown Ltd
Acquisition of game development studios
Percentage of voting interest acquired		49.50%
Gracevale Ltd
Acquisition of game development studios
Percentage of voting interest acquired	100.00%	100.00%
Total consideration to acquire studios	$ 70,000
Cash	55,517
Share consideration	3,158
Deferred share consideration	$ 8,237
Lightmap LLC
Acquisition of game development studios
Percentage of voting interest acquired	100.00%	100.00%
Total consideration to acquire studios	$ 150
Gracevale Ltd and Lightmap LLC
Acquisition of game development studios
Price per share for option to acquire shares | $ / shares	$ 100.00
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
Option recognized as of acquisition date						$ 13,499
Unwinding discount from acquisition date to reporting date						$ 366
Accrued additional discount			$ 0	$ 129	$ 129